Subsequent Events (Details) - Subsequent Event [Member]	Jan. 16, 2019
Subsequent Events (Textual)
Reverse stock split, description	The Company completed a 1-for-5 reverse split of the Company's issued and outstanding shares of common stock (the "Reverse Split"), which was completed by the filing of a Certificate of Change Pursuant to NRS 78.209 (the "Certificate of Change") with the Nevada Secretary of State on December 26, 2018.
Common Stock [Member]
Subsequent Events (Textual)
Reverse stock split, description	The Company's common stock are deemed to hold one (1) post-split share of the Company's common stock for every five (5) shares of the Company's common stock held. No fractional shares were issued in connection with the Reverse Split. Stockholders entitled to a fractional post-split share received in lieu thereof one (1) whole post-split share.
Board of Directors [Member]
Subsequent Events (Textual)
Reverse stock split, description	The Company without stockholder approval, in accordance with the authority conferred by Section 78.207 of the Nevada Revised Statutes. The Certificate of Change also decreased the authorized number of shares of the Company's common stock from 450,000,000 shares to 90,000,000 shares, effective as of December 26, 2018.